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                        GT GLOBAL EMERGING MARKETS FUND
                          GT GLOBAL LATIN AMERICA FUND

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1997

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THE FOLLOWING SUPPLEMENTS THE DISCUSSION UNDER "HOW TO INVEST -- PURCHASING
CLASS B SHARES" WITH RESPECT TO EACH FUND:

Class B shares of a Fund may not be purchased for a Savings Incentive Match Plan for Employees of Small Employers Individual Retirement Accounts ("SIMPLE IRAs") for which a designated financial institution was selected by the employer on Form 5305-SIMPLE. Class B shares of a Fund may still be purchased for SIMPLE IRAs using Form 5304-SIMPLE. In addition, Class A shares of a Fund may still be purchased for all SIMPLE IRAs.

THE FOLLOWING REVISES AND SUPERSEDES, AS APPLICABLE, THE DISCUSSION UNDER "MANAGEMENT" WITH RESPECT TO GT GLOBAL EMERGING MARKETS FUND ("EMERGING MARKETS FUND") AND GT GLOBAL LATIN AMERICA GROWTH FUND ("LATIN AMERICA FUND"):

Allan Conway and Christine Rowley have been named Portfolio Managers for the Emerging Markets Fund. Mr. Conway joined Chancellor LGT Asset Management, Inc. (the "Manager") and LGT Asset Management PLC (London), an affiliate of the Manager, in January 1997 as Head of Global Emerging Markets. Based in London, he manages a centralized team of global emerging market fund managers. From 1992 to 1997, Mr. Conway was Director of International Equities at Hermes Investment Management, and from 1982 to 1992 was a Portfolio Manager, and eventually overall Head of Overseas Equities, at Provident Mutual. Ms. Rowley has been a Portfolio Manager for the Manager and LGT Asset Management Ltd. (Hong Kong), an affiliate of the Manager, since 1992. In this position, Ms. Rowley managed Asian emerging market portfolios and, commencing in 1997, global emerging market portfolios. Prior thereto, Ms. Rowley was an Analyst with the Bank of England from 1989 to 1990. James M. Bogin remains the other Portfolio Manager for the Fund.

James M. Bogin and Andrew Boczek have been named Portfolio Managers for the Latin America Growth Fund. Mr. Bogin has been a Portfolio Manager for the Manager since 1993. From 1989 to 1993, Mr. Bogin was a Fund Manager at Nomura Investment Management Co. (Tokyo). Mr. Boczek has been a Portfolio Manager and Investment Analyst for the Manager since 1993. From 1991 to 1993, Mr. Boczek was an Analyst at Continental Bank Corporation. Prior thereto, he was a Research Assistant at the International Monetary Fund from 1987 to 1990. Soraya M. Betterton remains the other Portfolio Manager for the Fund.

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LEMSX704002M                                                      April 28, 1997